Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005506 | Apple
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005506 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005506 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005506 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005506 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005506 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005506 | KLA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005506 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005506 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005506 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005506 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005506 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005506 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005506 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005506 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005506 | Processors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005506 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005506 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005506 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000005507 | Apple
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005507 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005507 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000005507 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005507 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005507 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000005507 | KLA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000005507 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005507 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000005507 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000005507 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000005507 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000005507 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005507 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005507 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000005507 | Processors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005507 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000005507 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005507 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000169947 | Apple
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169947 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169947 | Microsoft
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000169947 | Broadcom
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000169947 | Alphabet
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169947 | Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000169947 | KLA
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000169947 | Synopsys
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000169947 | Salesforce
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000169947 | Applied Materials
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000169947 | Consumer Electronics
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000169947 | Infrastructure and Developer Tool Software
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000169947 | Digital Systems
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169947 | U.S. Internet Media/Advertising
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000169947 | Semiconductor Capital Equipment
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000169947 | Processors
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000169947 | Design Software
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000169947 | Wireline Equipment
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000169947 | Front-Office Applications Software
Holdings [Line Items]
Percent of Net Asset Value	3.80%